INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 118,298	$ 142,164
Cost of revenues	87,786	91,171
Gross profit	30,512	50,993
Operating expenses:
Research and development, net	14,060	12,418
Selling and marketing	16,473	19,583
General and administrative	9,441	11,636
Total operating expenses	39,974	43,637
Operating income (loss)	(9,462)	7,356
Financial expenses and others, net	1,772	2,939
Income (loss) before taxes	(11,234)	4,417
Taxes on income	780	2,532
Equity loss in affiliates	343	314
Net income (loss)	$ (12,357)	$ 1,571
Basic net income (loss) per share	$ (0.15)	$ 0.02
Diluted net income (loss) per share	$ (0.15)	$ 0.02
Weighted average number of shares used in computing basic net income (loss) per share	80,889,022	80,153,038
Weighted average number of shares used in computing diluted net income (loss) per share	80,889,022	82,192,544